UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin International Growth Fund
Class A [FNGAX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$114	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Franklin International Growth Fund returned 5.28%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Franklin International Growth Fund	PAGE 1	429-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.28	1.24	6.16
Class A (with sales charge)	-0.52	0.10	5.56
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	429-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	429-ATSR-0925

Franklin International Growth Fund
Class C [FNGDX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$190	1.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Franklin International Growth Fund returned 4.48%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Franklin International Growth Fund	PAGE 1	248-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.48	0.48	5.36
Class C (with sales charge)	3.48	0.48	5.36
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	248-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	248-ATSR-0925

Franklin International Growth Fund
Class R [FNGRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Franklin International Growth Fund returned 5.04%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Franklin International Growth Fund	PAGE 1	868-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	5.04	0.99	5.89
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	868-ATSR-0925

HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	868-ATSR-0925

Franklin International Growth Fund
Class R6 [FILRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$77	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Franklin International Growth Fund returned 5.68%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Franklin International Growth Fund	PAGE 1	368-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.68	1.61	6.57
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	368-ATSR-0925

HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	368-ATSR-0925

Franklin International Growth Fund
Advisor Class [FNGZX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$88	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin International Growth Fund returned 5.59%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Franklin International Growth Fund	PAGE 1	649-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.59	1.50	6.41
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	649-ATSR-0925

HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	649-ATSR-0925

Franklin Emerging Market Debt Opportunities Fund
Advisor Class [FEMDX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$106	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin Emerging Market Debt Opportunities Fund returned 11.88%. The Fund compares its performance to the JP Morgan EMBI Global Diversified Index, the JP Morgan EMBI Global Diversified ex-GCC Index, the JP Morgan GBI-EM Broad Diversified Index and the ICE BofA Emerging Market Corporate Plus (USD Hedged) Index, which returned 9.32%, 10.15%, 10.44% and 7.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Allocation to Ukraine U.S. dollar bonds, which outperformed due to the successful conclusion of debt restructuring negotiations for Ukraine’s outstanding Eurobonds, as well as increased optimism about an end to the war, following the U.S. presidential election.

↑	Allocation to El Salvador U.S. dollar bonds, which performed strongly due to debt management exercises and fiscal consolidation, resulting in an International Monetary Fund program.

Top detractors from performance:
↓	Exposure to the Kazakhstani tenge, which depreciated on looser fiscal policy and a deteriorating inflation outlook.
↓	Exposure to the Turkish lira, which weakened on heightened political risk that prompted emergency central bank tightening measures.
Franklin Emerging Market Debt Opportunities Fund	PAGE 1	699-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $50,000 INVESTMENT – Advisor Class 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	11.88	7.44	5.79
Bloomberg Global Aggregate Index	4.40	-2.07	1.00
JP Morgan EMBI Global Diversified Index	9.32	1.31	3.61
JP Morgan EMBI Global Diversified ex-GCC Index†	10.15	1.31	N/A
JP Morgan GBI-EM Broad Diversified Index	10.44	1.95	2.83
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index	7.15	1.30	3.44
†	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$106,536,735
Total Number of Portfolio Holdings*	128
Total Management Fee Paid	$583,895
Portfolio Turnover Rate	39.41%
*	Does not include derivatives, except purchased options, if any.
Franklin Emerging Market Debt Opportunities Fund	PAGE 2	699-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Emerging Market Debt Opportunities Fund	PAGE 3	699-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $115,550 in July 31, 2024 and $135,594 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in July 31, 2024 and $20,750 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $197,871 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $337,871 in July 31, 2024 and $416,052 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Global Trust
Financial Statements and Other Important Information
Annual | July 31, 2025
Franklin Emerging Market Debt Opportunities Fund
Franklin International Growth Fund

Table of Contents
ftinstitutional.com | franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 16
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 39
Tax Information 40
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $10.46 $9.91 $11.73 $10.19
Income from investment operations
a
:
Net investment income
b
......................... 1.02 0.85 0.79 0.77 0.71
Net realized and unrealized gains (losses) ........... 0.31 0.58 0.66 (2.59) 0.83
Total from investment operations .................... 1.33 1.43 1.45 (1.82) 1.54
Less distributions from:
Net investment income .......................... (0.53) (0.34) (0.90) — —
Net asset value, end of year ....................... $12.35 $11.55 $10.46 $9.91 $11.73
Total return .................................... 11.88% 13.78% 15.51% (15.52)% 15.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.24% 1.04% 1.14% 1.24%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00% 1.00%
c
1.00%
c
1.00%
c
Net investment income ........................... 8.60% 7.85% 7.96% 6.90% 6.34%
Supplemental data
Net assets, end of year (000’s) ..................... $106,537 $68,318 $41,116 $55,697 $135,374
Portfolio turnover rate ............................ 39.41% 75.07% 29.79% 43.31% 61.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments, July 31, 2025
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ....................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ....................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ....................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .......................................
—
Warrants
Warrants 2.0%
Financial Services 2.0%
d,e,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond,
Reg S, 8/01/41 .................................... Ukraine 1,950,000 1,451,921
a,b,g
Venezuela Government, Oil Value Recovery, 4/15/20 ......... Venezuela 925,920 691,095
2,143,016
Total Warrants (Cost $18,406,656) ...........................................
2,143,016
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,g,h
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .....................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.2%
Financial Services 0.5%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ... Turkiye 428,571 EUR 502,464
a,c,e,i
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
502,464
Municipal Bonds 2.6%
d
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 338,100 322,463
d
Istanbul Metropolitan Municipality ,
Senior Note, 144A, 10.75%, 4/12/27 ................... Turkiye 250,000 264,583
Senior Note, 144A, 10.5%, 12/06/28 ................... Turkiye 945,000 1,024,211
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A,
7.75% , 7/26/30 ................................... Argentina 1,228,113 1,194,340
2,805,597
Oil, Gas & Consumable Fuels 5.4%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 850,000 734,602
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 650,000 670,443
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,680,000 1,476,583
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 1,750,000 1,669,191
d
Uzbekneftegaz JSC , Senior Bond , 144A, 8.75% , 5/07/30 ...... Uzbekistan 1,150,000 1,209,957
5,760,776

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Transportation Infrastructure 0.7%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,622,219,561 COP $ 722,585
Total Quasi-Sovereign Bonds (Cost $12,663,673) ..............................
9,791,422
Corporate Bonds 10.1%
Banks 0.2%
d
Ipoteka-Bank ATIB , Senior Note , Reg S, 20.5% , 4/25/27 ...... Uzbekistan 2,500,000,000 UZS 202,340
Broadline Retail 0.0%
a,d,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 4,842,864 —
a,d,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 0.8%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 1,340,000 901,365
Commercial Services & Supplies 0.9%
d
Ambipar Lux SARL ,
Senior Note, 144A, 9.875%, 2/06/31 ................... Brazil 421,000 381,973
Senior Note, 144A, 10.875%, 2/05/33 .................. Brazil 600,000 541,414
923,387
Diversified Telecommunication Services 0.4%
d
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 400,000 409,323
Electric Utilities 2.4%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,606,000 1,478,788
d
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9% , 10/15/29 ... Turkiye 1,100,000 1,068,925
2,547,713
Food Products 1.6%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,500,000 1,127,722
d
MHP Lux SA , Senior Bond , Reg S, 6.25% , 9/19/29 .......... Ukraine 650,000 530,423
1,658,145
Metals & Mining 0.7%
d
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/26 ................................... South Africa 1,415,350 791,850
Oil, Gas & Consumable Fuels 2.0%
d
Kosmos Energy Ltd. ,
Senior Note, 144A, 7.75%, 5/01/27 .................... Ghana 600,000 567,918
Senior Note, 144A, 8.75%, 10/01/31 ................... Ghana 1,150,000 887,506
d
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 866,598 708,011
2,163,435
Real Estate Management & Development 0.2%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ................................... China 1,940,000 169,226

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.9%
Telecommunications Services of Trinidad & Tobago Ltd. ,
d
Senior Secured Bond, 144A, 8.875%, 10/18/29 ........... Trinidad and
Tobago 970,000 $ 978,609
978,609
Total Corporate Bonds (Cost $18,491,744) ....................................
10,745,393
k
Loan Participations and Assignments 0.0%
a,d,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A,
5.95% , 4/15/30 ................................... Russia 1,000,000 —
a,g,l,m
Global Distressed Alpha Fund III LP ,
PIK, 12%, Perpetual ................................ United States 1,986,930 —
Total Loan Participations and Assignments (Cost $2,480,358) ..................
—
Foreign Government and Agency Securities 65.5%
d
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 3,070,000 2,797,893
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 1,335,000 884,438
Senior Note, 1%, 7/09/29 ............................ Argentina 928,392 756,175
d
Armenia Government Bond ,
Senior Bond, 144A, 3.95%, 9/26/29 .................... Armenia 1,580,000 1,456,625
Senior Bond, 144A, 3.6%, 2/02/31 ..................... Armenia 200,000 174,181
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 ................... Benin 533,000 EUR 568,553
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 1,000,000 988,911
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 .......... Nigeria 850,000 EUR 994,802
Brazil Government Bond ,
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 1,420,000 1,002,963
j
B, Index Linked, 6%, 5/15/35 ......................... Brazil 13,125,137 BRL 2,135,012
d
Bulgaria Government Bond , Senior Bond , Reg S, 1.375% ,
9/23/50 ......................................... Bulgaria 1,640,000 EUR 1,105,959
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 1,630,000 EUR 1,487,194
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ......................... Colombia 1,500,000,000 COP 355,700
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,100,000 1,118,700
Colombia Titulos de Tesoreria , B , 13.25% , 2/09/33 ..........
Colombia 3,350,000,000 COP 854,460
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................. Dominican
Republic 54,650,000 DOP 1,073,065
Senior Bond, 144A, 6.4%, 6/05/49 ..................... Dominican
Republic 1,100,000 1,049,675
Egypt Government Bond ,
25.318%, 8/13/27 .................................. Egypt 27,600,000 EGP 576,241
n
24.458%, 10/01/27 ................................. Egypt 61,275,000 EGP 1,259,905
d
Senior Bond, 144A, 7.3%, 9/30/33 ..................... Egypt 475,000 423,676
d
Senior Bond, 144A, 7.5%, 2/16/61 ..................... Egypt 1,510,000 1,105,009
d
El Salvador Government Bond ,
Senior Bond, Reg S, 7.65%, 6/15/35 ................... El Salvador 2,460,000 2,366,520
Senior Note, 144A, 0.25%, 4/17/30 ..................... El Salvador 1,200,000 26,733
d,e
Ethiopia Government Bond ,
Senior Bond, 144A, 6.625%, 12/11/24 .................. Ethiopia 2,050,000 1,887,404
Senior Bond, Reg S, 6.625%, 12/11/24 .................. Ethiopia 370,000 340,654
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ................... Gabon 1,940,000 1,599,786

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Gabon Government Bond, (continued)
Senior Bond, 144A, 7%, 11/24/31 ...................... Gabon 950,000 $ 775,393
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 718,774 693,617
d
Guatemala Government Bond , Senior Bond , Reg S, 6.125% ,
6/01/50 ......................................... Guatemala 1,350,000 1,238,605
d
Honduras Government Bond , Senior Bond , 144A, 5.625% ,
6/24/30 ......................................... Honduras 1,145,000 1,090,899
Iraq Government Bond ,
d
Senior Bond, Reg S, 5.8%, 1/15/28 .................... Iraq 2,528,125 2,513,762
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% ,
1/30/32 ......................................... Ivory Coast 2,040,000 EUR 2,158,207
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 510,690
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 .................... Jordan 1,000,000 973,117
Senior Bond, 144A, 7.375%, 10/10/47 .................. Jordan 1,450,000 1,313,568
Kazakhstan MEOKAM ,
10.5%, 8/04/26 ................................... Kazakhstan 291,200,000 KZT 510,262
13.9%, 9/16/26 ................................... Kazakhstan 394,713,000 KZT 710,978
Kazakhstan MEUKAM , Senior Bond , 5% , 4/18/28 ...........
Kazakhstan 560,000,000 KZT 787,450
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................. Mexico 9,620,000
o
MXN 484,231
M, 8%, 11/07/47 ................................... Mexico 47,820,000
o
MXN 2,093,150
d
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,100,000 EUR 1,244,434
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ......... Mozambique 1,871,000 1,638,144
d
Nigeria Government Bond , Senior Bond , Reg S, 7.625% ,
11/28/47 ........................................ Nigeria 1,400,000 1,140,472
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,110,000 1,043,816
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 800,000 868,000
d
Romania Government Bond ,
Senior Bond, Reg S, 3.875%, 10/29/35 ................. Romania 1,350,000 EUR 1,318,377
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,120,000 EUR 1,252,663
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .. Ghana 962,882 683,647
d
Serbia Government Bond ,
Senior Bond, 144A, 1.5%, 6/26/29 ..................... Serbia 950,000 EUR 1,002,819
Senior Bond, Reg S, 1.65%, 3/03/33 ................... Serbia 560,000 EUR 533,708
South Africa Government Bond ,
Senior Bond, 8.75%, 2/28/48 ......................... South Africa 51,490,000 ZAR 2,348,334
Senior Bond, 5.75%, 9/30/49 ......................... South Africa 1,050,000 778,990
d
Suriname Government Bond ,
p
Senior Bond, 144A, FRN, 9%, 12/31/50 ................. Suriname 1,084,000 1,268,551
l
Senior Note, 144A, PIK, 7.95%, 7/15/33 ................. Suriname 777,538 774,493
Tunisia Government Bond ,
Senior Bond, 4.2%, 3/17/31 .......................... Tunisia 260,000,000 1,522,629
d
Senior Note, Reg S, 6.375%, 7/15/26 ................... Tunisia 700,000 EUR 793,374
Turkiye Government Bond ,
36%, 8/12/26 ..................................... Turkiye 75,500,000 TRY 1,832,111
Senior Bond, 4.875%, 4/16/43 ........................ Turkiye 1,400,000 1,001,919
Uganda Government Bond , 14.25% , 8/23/29 ...............
Uganda 3,800,000,000 UGX 1,012,155
d
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 265,892 124,072
Senior Bond, 144A, 1.75%, 2/01/35 .................... Ukraine 539,491 276,578
Senior Bond, 144A, 2/01/36 .......................... Ukraine 221,577 103,396
Senior Bond, 144A, 1.75%, 2/01/36 .................... Ukraine 693,632 343,438
Senior Note, 144A, 2/01/34 .......................... Ukraine 314,639 118,665
Senior Note, 144A, 1.75%, 2/01/34 ..................... Ukraine 758,281 384,294

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Uzbekistan Government Bond ,
Senior Note, 144A, 16.625%, 5/29/27 ................... Uzbekistan 13,430,000,000 UZS $ 1,084,184
Senior Note, 144A, 15.5%, 2/25/28 ..................... Uzbekistan 8,100,000,000 UZS 643,602
d,e
Venezuela Government Bond , Senior Bond , Reg S, 7.65% ,
4/21/25 ......................................... Venezuela 2,000,000 370,200
Total Foreign Government and Agency Securities (Cost $67,453,059) ............
69,751,228
Supranational 4.5%
Asian Development Bank , Senior Note , 5.55% , 9/12/25 .......
Supranational
q
6,000,000 PLN 1,609,508
d
Banque Ouest Africaine de Developpement , Sub. Bond , 144A,
8.2% to 2/12/30, FRN thereafter , 2/13/55 ................ Supranational
q
1,000,000 1,013,306
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 . Supranational
q
8,630,000 MXN 424,377
a
European Bank for Reconstruction & Development , Senior Note ,
8.5% , 6/26/28 .................................... Supranational
q
400,000 AZN 236,741
Inter-American Development Bank , Senior Note , 5.1% , 11/17/26
Supranational
q
7,000,000,000 IDR 422,289
International Bank for Reconstruction & Development , Senior
Note , 4.6% , 2/09/26 ................................ Supranational
q
14,100,000,000 IDR 851,788
a
International Finance Corp. , 8% , 7/23/27 .................. Supranational
q
500,000 AZN 295,433
Total Supranational (Cost $4,773,381) ........................................
4,853,442
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 3,982
Total Escrows and Litigation Trusts (Cost $–) .................................
3,982
Total Long Term Investments (Cost $129,302,249) .............................
97,288,483
a
Short Term Investments 7.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.2%
r
Kazakhstan MEKKAM, 15.62%, 5/15/26 .................. Kazakhstan 170,000,000 KZT 279,430
r
Nigeria Treasury Bills ,
23.52%, 2/24/26 ................................... Nigeria 900,000,000 NGN 515,622
19.66%, 3/03/26 ................................... Nigeria 900,000,000 NGN 524,161
1,039,783
Total Foreign Government and Agency Securities (Cost $1,348,986) .............
1,319,213
Shares
Money Market Funds 6.3%
s,t
Institutional Fiduciary Trust - Money Market Portfolio, 4.254% .. United States 6,669,994 6,669,994
Total Money Market Funds (Cost $6,669,994) .................................
6,669,994
Total Short Term Investments (Cost $8,018,980 ) ...............................
7,989,207
a
Total Investments (Cost $137,321,229) 98.8% .................................
$105,277,690
Other Assets, less Liabilities 1.2% ...........................................
1,259,045
Net Assets 100.0% .........................................................
$106,536,735
a a a

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At July 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $66,866,897, representing 62.8% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
g
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(f).
h
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(h).
k
See Note 1(e) regarding loan participations and assignments.
l
Income may be received in additional securities and/or cash.
m
Perpetual security with no stated maturity date.
n
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
o
Principal amount is stated in 100 Mexican Peso Units.
p
The coupon rate shown represents the rate at period end.
q
A supranational organization is an entity formed by two or more central governments through international treaties.
r
The rate shown represents the yield at period end.
s
See Note 3(f) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 930,000 1,092,718 9/09/25 $ — $ (28,769)
Euro ............. CITI Sell 13,950,000 16,110,379 9/09/25 151,143 —
Japanese Yen ...... CITI Sell 221,000,000 1,543,933 9/09/25 72,305 —
Total Forward Exchange Contracts ................................................... $223,448 $(28,769)
Net unrealized appreciation (depreciation) ............................................ $194,679
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 9 regarding other derivative information.
See Abbreviations on page 38 .

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

L
a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.48 $16.49 $15.60 $22.76 $18.34
Income from investment operations
a
:
Net investment income (loss)
b
.................... —
c
(—)
c
—
c
(0.06) (0.09)
Net realized and unrealized gains (losses) ........... 0.89 0.99 1.14 (6.72) 4.99
Total from investment operations .................... 0.89 0.99 1.14 (6.78) 4.90
Less distributions from:
Net investment income .......................... (0.30) — — (0.17) —
Net realized gains ............................. — — (0.25) (0.21) (0.48)
Total distributions ............................... (0.30) — (0.25) (0.38) (0.48)
Net asset value, end of year ....................... $18.07 $17.48 $16.49 $15.60 $22.76
Total return
d
................................... 5.28% 6.00% 7.52% (30.19)% 26.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.19% 1.16% 1.15% 1.13%
Expenses net of waiver and payments by affiliates ....... 1.11% 1.11% 1.11%
e
1.11% 1.11%
e
Net investment income (loss) ...................... 0.02% (0.02)% 0.01% (0.32)% (0.41)%
Supplemental data
Net assets , end of year (000’s) ..................... $357,586 $397,432 $462,018 $528,966 $961,676
Portfolio turnover rate ............................ 25.70% 17.56% 18.23% 17.92% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.21 $15.41 $14.70 $21.48 $17.46
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.11) (0.11) (0.20) (0.23)
Net realized and unrealized gains (losses) ........... 0.83 0.91 1.07 (6.34) 4.73
Total from investment operations .................... 0.71 0.80 0.96 (6.54) 4.50
Less distributions from:
Net investment income .......................... (0.15) — — (0.03) —
Net realized gains ............................. — — (0.25) (0.21) (0.48)
Total distributions ............................... (0.15) — (0.25) (0.24) (0.48)
Net asset value, end of year ....................... $16.77 $16.21 $15.41 $14.70 $21.48
Total return
c
................................... 4.48% 5.19% 6.74% (30.73)% 26.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.95% 1.94% 1.91% 1.90% 1.88%
Expenses net of waiver and payments by affiliates ....... 1.86% 1.86% 1.86%
d
1.86% 1.86%
d
Net investment (loss) ............................ (0.75)% (0.78)% (0.74)% (1.08)% (1.15)%
Supplemental data
Net assets , end of year (000’s) ..................... $17,374 $22,189 $27,894 $32,663 $62,560
Portfolio turnover rate ............................ 25.70% 17.56% 18.23% 17.92% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.13 $16.20 $15.37 $22.48 $18.16
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.04) (0.04) (0.10) (0.12)
Net realized and unrealized gains (losses) ........... 0.88 0.97 1.12 (6.64) 4.92
Total from investment operations .................... 0.84 0.93 1.08 (6.74) 4.80
Less distributions from:
Net investment income .......................... (0.26) — — (0.16) —
Net realized gains ............................. — — (0.25) (0.21) (0.48)
Total distributions ............................... (0.26) — (0.25) (0.37) (0.48)
Net asset value, end of year ....................... $17.71 $17.13 $16.20 $15.37 $22.48
Total return .................................... 5.04% 5.74% 7.24% (30.37)% 26.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.45% 1.44% 1.41% 1.40% 1.38%
Expenses net of waiver and payments by affiliates ....... 1.36% 1.36% 1.36%
c
1.36% 1.35%
c
Net investment (loss) ............................ (0.21)% (0.27)% (0.24)% (0.55)% (0.58)%
Supplemental data
Net assets , end of year (000’s) ..................... $4,667 $4,702 $5,594 $5,940 $8,630
Portfolio turnover rate ............................ 25.70% 17.56% 18.23% 17.92% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.74 $16.68 $15.72 $22.94 $18.44
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.06 0.04 0.06 0.01 (0.01)
Net realized and unrealized gains (losses) ........... 0.91 1.02 1.15 (6.76) 5.01
Total from investment operations .................... 0.97 1.06 1.21 (6.75) 5.00
Less distributions from:
Net investment income .......................... (0.37) — — (0.26) (0.02)
Net realized gains ............................. — — (0.25) (0.21) (0.48)
Total distributions ............................... (0.37) — (0.25) (0.47) (0.50)
Net asset value, end of year ....................... $18.34 $17.74 $16.68 $15.72 $22.94
Total return .................................... 5.68% 6.35% 7.91% (29.93)% 27.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.82% 0.81% 0.80% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75% 0.75%
c
0.75% 0.73%
c
Net investment income (loss) ...................... 0.37% 0.28% 0.39% 0.04% (0.03)%
Supplemental data
Net assets , end of year (000’s) ..................... $154,601 $191,179 $321,629 $346,328 $548,647
Portfolio turnover rate ............................ 25.70% 17.56% 18.23% 17.92% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.66 $16.62 $15.68 $22.89 $18.40
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 0.02 0.04 (0.01) (0.04)
Net realized and unrealized gains (losses) ........... 0.91 1.02 1.15 (6.76) 5.01
Total from investment operations .................... 0.95 1.04 1.19 (6.77) 4.97
Less distributions from:
Net investment income .......................... (0.34) — — (0.23) (—)
c
Net realized gains ............................. — — (0.25) (0.21) (0.48)
Total distributions ............................... (0.34) — (0.25) (0.44) (0.48)
Net asset value, end of year ....................... $18.27 $17.66 $16.62 $15.68 $22.89
Total return .................................... 5.59% 6.26% 7.80% (30.04)% 27.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.94% 0.91% 0.90% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86% 0.86%
d
0.86% 0.86%
d
Net investment income (loss) ...................... 0.26% 0.16% 0.26% (0.07)% (0.17)%
Supplemental data
Net assets , end of year (000’s) ..................... $325,372 $400,524 $784,288 $975,415 $1,665,974
Portfolio turnover rate ............................ 25.70% 17.56% 18.23% 17.92% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments, July 31, 2025
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 3.7%
MTU Aero Engines AG ............................... Germany 73,000 $ 31,489,190
Air Freight & Logistics 3.7%
DSV A/S .......................................... Denmark 142,000 31,820,072
Biotechnology 4.9%
a
Argenx SE , ADR .................................... Netherlands 45,000 30,164,850
a
BioNTech SE , ADR .................................. Germany 108,000 11,610,000
41,774,850
Broadline Retail 3.5%
a
MercadoLibre, Inc. .................................. Brazil 12,800 30,385,792
Capital Markets 8.4%
ICG plc ........................................... United Kingdom 1,220,503 34,946,136
Macquarie Group Ltd. ................................ Australia 190,000 26,312,233
Swissquote Group Holding SA .......................... Switzerland 16,000 10,631,130
71,889,499
Chemicals 3.2%
Sika AG .......................................... Switzerland 118,000 27,845,603
Containers & Packaging 2.7%
SIG Group AG ..................................... Switzerland 1,450,000 23,459,235
Electronic Equipment, Instruments & Components 1.6%
Inficon Holding AG .................................. Switzerland 65,000 7,821,192
VusionGroup ....................................... France 22,000 5,655,188
13,476,380
Entertainment 3.3%
CTS Eventim AG & Co. KGaA .......................... Germany 250,000 28,231,114
Health Care Equipment & Supplies 7.9%
Alcon AG ......................................... United States 375,800 32,945,626
Cochlear Ltd. ...................................... Australia 170,000 34,706,017
67,651,643
Hotels, Restaurants & Leisure 2.9%
Amadeus IT Group SA ............................... Spain 310,000 24,891,092
Interactive Media & Services 3.1%
b
Scout24 SE , 144A , Reg S ............................. Germany 200,000 26,728,345
IT Services 3.4%
a
Shopify, Inc. , A ..................................... Canada 240,000 29,330,400
Life Sciences Tools & Services 2.0%
Lonza Group AG .................................... Switzerland 25,000 17,424,226
Machinery 6.7%
Georg Fischer AG ................................... Switzerland 160,000 12,516,595
Interroll Holding AG .................................. Switzerland 10,841 30,527,940
b
VAT Group AG , 144A , Reg S ........................... Switzerland 42,000 14,707,930
57,752,465
Oil, Gas & Consumable Fuels 0.9%
Secure Waste Infrastructure Corp. ....................... Canada 716,900 7,833,333
Pharmaceuticals 2.6%
AstraZeneca plc .................................... United Kingdom 155,000 22,613,209
Professional Services 3.0%
Experian plc ....................................... United States 485,000 25,555,015

Franklin Global Trust
Schedule of Investments
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 38 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 9.8%
ASML Holding NV ................................... Netherlands 40,000 $ 27,722,946
Disco Corp. ........................................ Japan 113,000 33,394,518
a
Nova Ltd. ......................................... Israel 90,000 23,633,100
84,750,564
Software 16.6%
a
CyberArk Software Ltd. ............................... United States 82,813 34,075,065
a
Kinaxis, Inc. ....................................... Canada 199,700 29,637,924
a
Monday.com Ltd. .................................... United States 105,000 27,540,450
a
Nice Ltd. , ADR ..................................... Israel 155,000 24,187,750
SAP SE .......................................... Germany 95,000 27,165,801
142,606,990
Specialty Retail 1.6%
Fast Retailing Co. Ltd. ................................ Japan 45,000 13,726,338
Trading Companies & Distributors 2.6%
RS Group plc ...................................... United Kingdom 3,050,000 22,444,822
Total Common Stocks (Cost $ 604,612,039 ) ...................................
843,680,177
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 15,291,485 15,291,485
Total Money Market Funds (Cost $ 15,291,485 ) ................................
15,291,485
Total Short Term Investments (Cost $ 15,291,485 ) ..............................
15,291,485
a
Total Investments (Cost $ 619,903,524 ) 99.9% .................................
$858,971,662
Other Assets, less Liabilities 0.1% ...........................................
629,090
Net Assets 100.0% .........................................................
$859,600,752
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $41,436,275, representing 4.8% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
July 31, 2025
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $130,651,235 $604,612,039
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 6,669,994 15,291,485
Value - Unaffiliated issuers ................................................. $98,607,696 $843,680,177
Value - Non-controlled affiliates (Note 3 f ) ....................................... 6,669,994 15,291,485
Foreign currency, at value (cost $– and $44, respectively) ............................ — 275
Receivables:
Investment securities sold .................................................. 495,839 2,921,145
Capital shares sold ....................................................... 60,823 285,625
Dividends and interest .................................................... 2,650,614 2,593,146
Deposits with brokers for:
OTC derivative contracts ................................................. 20,000 —
Unrealized appreciation on OTC forward exchange contracts ......................... 223,448 —
Total assets ......................................................... 108,728,414 864,771,853
Liabilities:
Payables:
Investment securities purchased ............................................. 103,308 3,184,594
Capital shares redeemed .................................................. 1,705,377 648,965
Management fees ........................................................ 18,218 638,484
Distribution fees ......................................................... — 95,639
Transfer agent fees ....................................................... 346 403,665
Trustees' fees and expenses ................................................ 243 3,164
Funds advanced by custodian ................................................ 182,539 —
Unrealized depreciation on OTC forward exchange contracts ......................... 28,769 —
Deferred taxes on unrealized appreciation ....................................... 1,594 —
Accrued expenses and other liabilities .......................................... 151,285 196,590
Total liabilities ........................................................ 2,191,679 5,171,101
Net assets, at value ................................................ $106,536,735 $859,600,752
Net assets consist of:
Paid-in capital ............................................................ $215,612,099 $617,842,051
Total distributable earnings (losses) ............................................ (109,075,364) 241,758,701
Net assets, at value ................................................ $106,536,735 $859,600,752
Shares outstanding ........................................................ 8,626,802
Net asset value per share
b
................................................... $12.35
a
Consolidated financial statement. See Note 1(f).
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
International
Growth Fund
Class A:
Net assets, at value ....................................................................... $357,586,231
Shares outstanding ........................................................................ 19,789,809
Net asset value per share
a,b
.................................................................. $18.07
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $19.12
Class C:
Net assets, at value ....................................................................... $17,374,395
Shares outstanding ........................................................................ 1,035,992
Net asset value and maximum offering price per share
a,b
............................................ $16.77
Class R:
Net assets, at value ....................................................................... $4,667,495
Shares outstanding ........................................................................ 263,594
Net asset value and maximum offering price per share
b
............................................. $17.71
Class R6:
Net assets, at value ....................................................................... $154,600,765
Shares outstanding ........................................................................ 8,430,215
Net asset value and maximum offering price per share
b
............................................. $18.34
Advisor Class:
Net assets, at value ....................................................................... $325,371,866
Shares outstanding ........................................................................ 17,810,545
Net asset value and maximum offering price per share
b
............................................. $18.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Operations
for the year ended July 31, 2025
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $– and $660,619, respectively)
Unaffiliated issuers ....................................................... $— $9,276,553
Non-controlled affiliates (Note 3 f ) ............................................ 198,766 852,025
Interest: (net of foreign taxes of $127,577 and $—, respectively)
Unaffiliated issuers ....................................................... 7,791,444 —
Total investment income .................................................. 7,990,210 10,128,578
Expenses:
Management fees (Note 3 a ) .................................................. 707,327 6,766,567
Distribution fees: (Note 3c )
    Class A ............................................................... — 911,810
    Class C ............................................................... — 187,930
    Class R ............................................................... — 21,399
Transfer agent fees: (Note 3e )
    Class A ............................................................... — 539,895
    Class C ............................................................... — 27,689
Class R ............................................................... — 6,372
    Class R6 .............................................................. — 53,735
    Advisor Class ........................................................... — 513,650
Transfer agent fees: (Not e 3e) ................................................ 18,195 —
Custodian fees ........................................................... 3,534 25,348
Reports to shareholders fees ................................................. 7,559 78,454
Registration and filing fees ................................................... 55,394 162,022
Professional fees .......................................................... 147,833 88,020
Trustees' fees and expenses ................................................. 1,074 13,261
Other ................................................................... 14,595 57,106
Total expenses ........................................................ 955,511 9,453,258
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (123,432) (765,849)
Net expenses ........................................................ 832,079 8,687,409
Net investment income ............................................... 7,158,131 1,441,169
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $10,751 and $–, respectively)
Unaffiliated issuers ..................................................... (91,577) 50,404,386
Foreign currency transactions ............................................... (33,463) (165,160)
Forward exchange contracts ................................................ (636,800) —
Net realized gain (loss) ................................................. (761,840) 50,239,226
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 2,825,868 (10,330,676)
Translation of other assets and liabilities denominated in foreign currencies ............. (5,367) 61,387
Forward exchange contracts ................................................ 213,528 —
Change in deferred taxes on unrealized appreciation .............................. 5,914 —
Net change in unrealized appreciation (depreciation) ........................... 3,039,943 (10,269,289)
Net realized and unrealized gain (loss) ........................................... 2,278,103 39,969,937
Net increase (decrease) in net assets resulting from operations ......................... $9,436,234 $41,411,106
a
Consolidated financial statement. See Note 1(f).

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging Market Debt Opportunities
Fund
a
Franklin International Growth Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,158,131 $3,565,934 $1,441,169 $1,177,644
Net realized gain (loss) ............ (761,840) (2,392,676) 50,239,226 92,435,844
Net change in unrealized appreciation
(depreciation) ................. 3,039,943 4,349,714 (10,269,289) (87,283,791)
Net increase (decrease) in net
assets resulting from operations . 9,436,234 5,522,972 41,411,106 6,329,697
Distributions to shareholders:
Class A ........................ — — (6,440,770) —
Class C ........................ — — (181,399) —
Class R ........................ — — (63,195) —
Class R6 ....................... — — (3,470,484) —
Advisor Class ................... — — (6,982,478) —
Distributions to shareholders ......... (3,296,796) (1,425,538) — —
Total distributions to shareholders ..... (3,296,796) (1,425,538) (17,138,326) —
Capital share transactions: (Note 2 )
Class A ........................ — — (50,621,890) (82,621,681)
Class C ........................ — — (5,305,016) (6,492,102)
Class R ........................ — — (187,610) (1,096,127)
Class R6 ....................... — — (40,862,889) (132,245,861)
Advisor Class ................... — — (83,720,644) (369,269,735)
Capital share transactions: (Not e 2) .... 32,079,473 23,104,370 — —
Total capital share transactions ....... 32,079,473 23,104,370 (180,698,049) (591,725,506)
Net increase (decrease) in net
assets ..................... 38,218,911 27,201,804 (156,425,269) (585,395,809)
Net assets:
Beginning of year .................. 68,317,824 41,116,020 1,016,026,021 1,601,421,830
End of year ...................... $106,536,735 $68,317,824 $859,600,752 $1,016,026,021
a
Consolidated financial statement. See Note 1(f).

Franklin Global Trust
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
International Growth Fund offers five classes of shares:
Class A, Class C, Class R, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Franklin Global Trust
Notes to Financial Statements

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Annual Report
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedule of Investments.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. VRI outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
e. Loan Participation Notes
Certain or all Funds may invest in debt instruments which
are interests in amounts owed to lenders or lending
syndicates by corporate, governmental, or other borrowers.
The Funds investments in loans may be in the form of
participations in loans or assignments of all or portion of
loans from third parties. A loan is often administered by a
bank or other financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may
invest in multiple series or tranches of a loan, which may
have varying terms and carry different associated risks.
When investing in a loan participation, the Funds have the
right to receive payments of principal, interest and any fees only from the lender selling the loan and only upon receipt
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
of payments from the borrower. The Funds generally have
no right to enforce compliance with the terms of the loan
agreement with the borrower. As a result, the Funds may be
subject to credit risk of both the borrower and the lender that is selling the loan. When the Funds purchase assignments
from lenders they acquire direct rights against the borrower of the loan.
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
Certain or all Funds may invests in certain financial
instruments, warrants or commodities through its
investments in FT Subsidiary. FT Subsidiary is a Cayman
Islands exempted company with limited liability, is a wholly-
owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2025, FT Subsidiary’s investments,
as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Schedule of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances
have been eliminated. At July 31, 2025, the net assets of
FT Subsidiary were $693,789, representing 0.65% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
e. Loan Participation Notes
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Emerging Market Debt
Opportunities Fund
Shares Amount
Advisor Class
Year ended July 31, 2025
Shares sold ................................... 4,456,531 $52,813,518
Shares issued in reinvestment of distributions .......... 285,323 3,292,625
Shares redeemed ............................... (2,027,814) (24,026,670)
Net increase (decrease) .......................... 2,714,040 $32,079,473
Year ended July 31, 2024
Shares sold ................................... 6,040,052 $66,494,452
Shares issued in reinvestment of distributions .......... 132,746 1,423,042
Shares redeemed ............................... (4,189,148) (44,813,124)
Net increase (decrease) .......................... 1,983,650 $23,104,370
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Franklin International Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
................................... 1,551,293 $26,595,021
Shares issued in reinvestment of distributions .......... 394,160 6,409,036
Shares redeemed ............................... (4,898,185) (83,625,947)
Net increase (decrease) .......................... (2,952,732) $(50,621,890)
Year ended July 31, 2024
Shares sold
a
................................... 1,993,323 $31,472,003
Shares redeemed ............................... (7,271,995) (114,093,684)
Net increase (decrease) .......................... (5,278,672) $(82,621,681)
Class C
Class C Shares:
Year ended July 31, 2025
Shares sold ................................... 71,891 $1,137,849
Shares issued in reinvestment of distributions .......... 11,930 180,855
Shares redeemed
a
.............................. (417,046) (6,623,720)
Net increase (decrease) .......................... (333,225) $(5,305,016)
Year ended July 31, 2024
Shares sold ................................... 160,881 $2,359,099
Shares redeemed
a
.............................. (602,328) (8,851,201)
Net increase (decrease) .......................... (441,447) $(6,492,102)
Class R
Class R Shares:
Year ended July 31, 2025
Shares sold ................................... 74,666 $1,275,881
Shares issued in reinvestment of distributions .......... 3,959 63,195
Shares redeemed ............................... (89,564) (1,526,686)
Net increase (decrease) .......................... (10,939) $(187,610)
Year ended July 31, 2024
Shares sold ................................... 47,759 $734,741
Shares redeemed ............................... (118,511) (1,830,868)
Net increase (decrease) .......................... (70,752) $(1,096,127)
Class R6
Class R6 Shares:
Year ended July 31, 2025
Shares sold ................................... 1,285,731 $22,196,453
Shares issued in reinvestment of distributions .......... 176,331 2,904,178
Shares redeemed ............................... (3,809,919) (65,963,520)
Net increase (decrease) .......................... (2,347,857) $(40,862,889)
Year ended July 31, 2024
Shares sold ................................... 2,322,713 $36,663,302
Shares redeemed ............................... (10,832,136) (168,909,163)
Net increase (decrease) .......................... (8,509,423) $(132,245,861)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Emerging Market Debt Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the FT Subsidiary as follows:
Franklin International Growth
Fund
Shares Amount
Advisor Class Shares:
Year ended July 31, 2025
Shares sold ................................... 2,959,074 $51,019,666
Shares issued in reinvestment of distributions .......... 314,519 5,164,402
Shares redeemed ............................... (8,140,877) (139,904,712)
Net increase (decrease) .......................... (4,867,284) $(83,720,644)
Year ended July 31, 2024
Shares sold ................................... 5,168,585 $80,269,463
Shares redeemed ............................... (29,677,277) (449,539,198)
Net increase (decrease) .......................... (24,508,692) $(369,269,735)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Franklin International Growth Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Franklin Emerging Market Debt
Opportunities Fund and FT Subsidiary. The fee is paid by FTIML based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the Fund or FT Subsidiary.
Under an agreement with FT Institutional, FT Services provides administrative services to the Franklin International Growth
Fund. The fee is paid by FT Institutional based on the Fund's average daily net assets, and is not an additional expense of the
Fund.
c. Distribution Fees
The Board for Franklin International Growth Fund has adopted distribution plans for each share class, with the exception of
Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Gross effective investment management fee rate ........ 0.850% 0.751%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements

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The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised Franklin International Growth Fund of the following commission transactions related to the sales and redemptions of its shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended July 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
International
Growth Fund
Class A .................................................................................. 0.35%
Class C .................................................................................. 1.00%
Class R .................................................................................. 0.50%
Franklin
International
Growth Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $33,309
CDSC retained ........................... $1,522
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Transfer agent fees ........................ $18,195 $320,139
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Global Trust
Notes to Financial Statements

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The
Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended July 31, 2025, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Emerging Market Debt Opportunities Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class
of the Fund do not exceed 0.86% and for Class R6 do not exceed 0.75% based on the average net assets of each class until November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin International Growth Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until November 30, 2025.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $4,436,272 $55,021,168 $(52,787,446) $— $— $6,669,994 6,669,994 $198,766
Total Affiliated Securities ... $4,436,272 $55,021,168 $(52,787,446) $— $— $6,669,994 $198,766
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $8,423,880 $277,151,559 $(270,283,954) $— $— $15,291,485 15,291,485 $852,025
Total Affiliated Securities ... $8,423,880 $277,151,559 $(270,283,954) $— $— $15,291,485 $852,025
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 13,605,730 $ —
Long term ............................. 61,664,849 —
Total capital loss carryforwards ............ $75,270,579 $—
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Capital loss utilized carryforwards .... $660,659 $30,263,382
Franklin Emerging Market Debt
Opportunities Fund
Franklin International
Growth Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $3,296,796 $1,425,538 $17,138,326 $—
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
a a a
Cost of investments ....................... $147,522,956 $640,631,980
Unrealized appreciation ..................... $5,641,394 $297,004,736
Unrealized depreciation ..................... (47,691,981) (78,665,054)
Net unrealized appreciation (depreciation) ....... $(42,050,587) $218,339,682
Distributable earnings:
Undistributed ordinary income ................ $8,006,907 $3,265,991
Undistributed long term capital gains ........... — 20,109,911
Total distributable earnings .................. $8,006,907 $23,375,902

Franklin Global Trust
Notes to Financial Statements

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, passive foreign investment company shares, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles, investments in the Alternative Strategies
Fund and inflation adjustments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, were as follows:
6. Credit Risk and Defaulted Securities
At July 31, 2025, Franklin Emerging Market Debt Opportunities Fund had 69.8% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
July 31, 2025, the aggregate value of these securities for Franklin Emerging Market Debt Opportunities Fund was $4,903,052,
representing 4.6% of the Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Purchases .............................. $58,864,454 $227,199,740
Sales .................................. $29,327,722 $418,120,342
4. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Fund, even beyond any direct exposure the
Funds may have to Russian issuers or issuers in other countries affected by the invasion. At July 31, 2025, Franklin Emerging
Market Debt Opportunities Fund had 0.0% of its net assets invested in securities with significant economic risk or exposure to
Russia.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See abbreviations on page 38.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg. S, Zero Cpn .,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,533,378 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,982 as of July 31, 2025.
7. Concentration of Risk
(continued)

Franklin Global Trust
Notes to Financial Statements

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9. Other Derivative Information
At July 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended July 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended July 31, 2025 , the average month end contract value and fair value of forward exchange contracts and VRI were as follows:
See Note 1(d) regarding derivative financial instruments.
See abbreviations on page 38.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 223,448 Unrealized depreciation on OTC
forward exchange contracts
$ 28,769
Value recovery instruments ...
Investments in securities, at value 1,451,921
a
Investments in securities, at value —
Total .................... $1,675,369 $28,769
a
VRI are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(636,800) Forward exchange contracts $213,528
Value recovery instruments Investments — Investments $278,709
a
Total ....................... $(636,800) $492,237
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of
Operations.
Franklin Emerging
Market Debt
Opportunities Fund
Forwards exchange contracts ................. $ 14,887,555
VRI ..................................... 1,452,555

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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2025, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 1,451,921 691,095 2,143,016
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Financial Services ...................... — — 502,464
a
502,464
Municipal Bonds ....................... — 2,805,597 — 2,805,597
Oil, Gas & Consumable Fuels ............. — 5,760,776 — 5,760,776
Transportation Infrastructure .............. — 722,585 — 722,585
Corporate Bonds :
Banks ............................... — 202,340 — 202,340
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 901,365 — 901,365
Commercial Services & Supplies ........... — 923,387 — 923,387
Diversified Telecommunication Services ..... — 409,323 — 409,323
Electric Utilities ........................ — 2,547,713 — 2,547,713
Food Products ........................ — 1,658,145 — 1,658,145
Metals & Mining ....................... — 791,850 — 791,850
Oil, Gas & Consumable Fuels ............. — 2,163,435 — 2,163,435

Franklin Global Trust
Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Real Estate Management & Development .... $ — $ 169,226 $ — $ 169,226
Wireless Telecommunication Services ....... — 978,609 — 978,609
Loan Participations and Assignments ......... — — —
a
—
Foreign Government and Agency Securities .... — 69,751,228 — 69,751,228
Supranational ........................... — 4,321,268 532,174 4,853,442
Escrows and Litigation Trusts ............... — — 3,982 3,982
Short Term Investments ................... 6,669,994 1,319,213 — 7,989,207
Total Investments in Securities ........... $6,669,994 $96,877,981 $1,729,715 $105,277,690
Other Financial Instruments:
Forward Exchange Contracts ............... $— $223,448 $— $223,448
Total Other Financial Instruments ......... $— $223,448 $— $223,448
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 28,769 — 28,769
Total Other Financial Instruments ......... $— $28,769 $— $28,769
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 31,489,190 — 31,489,190
Air Freight & Logistics ................... — 31,820,072 — 31,820,072
Biotechnology ......................... 41,774,850 — — 41,774,850
Broadline Retail ....................... 30,385,792 — — 30,385,792
Capital Markets ........................ — 71,889,499 — 71,889,499
Chemicals ........................... — 27,845,603 — 27,845,603
Containers & Packaging ................. — 23,459,235 — 23,459,235
Electronic Equipment, Instruments &
Components ........................ — 13,476,380 — 13,476,380
Entertainment ......................... — 28,231,114 — 28,231,114
Health Care Equipment & Supplies ......... — 67,651,643 — 67,651,643
Hotels, Restaurants & Leisure ............. — 24,891,092 — 24,891,092
Interactive Media & Services .............. — 26,728,345 — 26,728,345
IT Services ........................... 29,330,400 — — 29,330,400
Life Sciences Tools & Services ............ — 17,424,226 — 17,424,226
Machinery ............................ — 57,752,465 — 57,752,465
Oil, Gas & Consumable Fuels ............. 7,833,333 — — 7,833,333
Pharmaceuticals ....................... — 22,613,209 — 22,613,209
Professional Services ................... — 25,555,015 — 25,555,015
Semiconductors & Semiconductor Equipment . 23,633,100 61,117,464 — 84,750,564
Software ............................. 115,441,189 27,165,801 — 142,606,990
Specialty Retail ........................ — 13,726,338 — 13,726,338
Trading Companies & Distributors .......... — 22,444,822 — 22,444,822
Short Term Investments ................... 15,291,485 — — 15,291,485
Total Investments in Securities ........... $263,690,149 $595,281,513
b
$— $858,971,662
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $595,281,513, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2025, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2025, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 580,816 — — — — — — 110,279 691,095 110,279
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 620,346
c
— (156,983) — — — (12,595) 51,696 502,464
c
37,204
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 486,606
c
103,631 — — — 91 — (590,328) —
c
(590,328)
Supranational: — 531,740 — — — (35) — 469 532,174 469
Escrows and Litigation
Trusts : —
c
— — — — — — 3,982 3,982 3,982
Total Investments in
Securities ............ $1,687,768 $635,371 $(156,983) $— $— $56 $(12,595) $(423,902) $1,729,715 $(438,394)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Warrants:
Financial Services
........
$691,095 Recovery value Implied
recovery
4.1% Increase
All Other
..................
1,038,620
b,c
Total
.........................
$1,729,715
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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12. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
CITI
Citibank NA
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
AZN
Azerbaijani Manat
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NGN
Nigerian Naira
PLN
Polish Zloty
TRY
Turkish Lira
UGX
Uganda Shilling
UZS
Uzbekistani Som
ZAR
South African Rand

Franklin Global Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin Emerging Market Debt Opportunities Fund and
Franklin International Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Franklin Global Trust, hereafter collectively referred to as the "Funds") as of July
31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July
31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended
July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
(a) The financial statements for Franklin Emerging Market Debt Opportunities Fund are presented on a consolidated basis.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, private placement agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin Emerging Market Debt Opportunities Fund
(a)
Franklin International Growth Fund

Franklin Global Trust
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2025:
Pursuant to:
Franklin Emerging Market
Debt Opportunities
Fund
Franklin
International
Growth Fund
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $8,027,845
Section 163(j) Interest Dividends Earned §163(j) $7,654,300 $264,965
Franklin Emerging Market Debt
Opportunities Fund
Franklin International
Growth Fund
Foreign Taxes Paid $144,160 $609,157
Foreign Source Income Earned $6,875,108 $9,730,062

Franklin Global Trust

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund
Franklin International Growth Fund
(each a Fund)
At an in-person meeting held on May 28-29, 2025 (Meeting), the Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Emerging Market Debt
Opportunities Fund and the investment management agreement between Franklin Templeton Institutional, LLC (FTIL) and the Trust, on behalf of the Franklin International Growth Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FTIML and FTIL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, Alternative Strategies (FT) Ltd. (Cayman Subsidiary), which is wholly owned by the Franklin Emerging Market Debt Opportunities Fund.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Global Trust

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Franklin Emerging Market Debt Opportunities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets hard currency debt funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its Performance Universe. The
Board concluded that the Fund’s performance was satisfactory.
Franklin International Growth Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap growth funds. The Board noted that the Fund’s annualized total return for the 10-year period was above the median of its Performance Universe, but for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund generally invests in higher growth companies and has a portfolio with a lower weighted average (mid-cap)
market capitalization relative to its Performance Universe peers. Management further explained that the three- and five-year underperformance was substantially driven by underperformance in 2022, in which the Fund’s style differences versus peers had a meaningful impact and continued to adversely impact the Fund’s performance in 2023 and 2024. Management also explained that underperformance in 2024 was driven by weak stock selection in the health care sector. The Board noted
management’s conviction in the Fund’s investment strategies. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, certain personnel changes. The Board further noted that, although below median, the Fund’s annualized total return for the one-year period was positive. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown (i) for Institutional Class, Class I, Class Y and
Class SI shares for funds in the Expense Group for the Franklin Emerging Market Debt Opportunities Fund; and (ii) for Class A
shares for the Franklin International Growth Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group. The Board also considered the investment management services that the Manager provides to the Cayman Subsidiary and the related fee waivers that were in place.
Franklin Emerging Market Debt Opportunities Fund - The Expense Group for the Fund included the Fund and nine other emerging markets hard currency debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board acknowledged management’s explanation that there are additional complexities and expenses associated with the management of the portfolio, which is highly differentiated from its
Expense Group peers as it invests in a wider range of countries and issuers and, at times, smaller, less liquid issuers. The
Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Global Trust

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Franklin International Growth Fund - The Expense Group for the Fund included the Fund and eight other international multi-
cap growth funds. The Board noted that the Management Rate and actual total expense ratio were below the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Managers that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Managers to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Emerging Market Debt
Opportunities Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale and that the Franklin International Growth Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FGT-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Global Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2025